UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number	811-21237

Unified Series Trust

431 North Pennsylvania, Indianapolis, IN 46204

J. Michael Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end:	04/30

Date of reporting period:	04/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

Annual Report

April 30, 2007

Fund Adviser:

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, CA 93711

Toll Free (800) 343-5902

Management Discussion & Analysis

Dear Shareholders:

For the period June 2, 2006 to April 30, 2007, our Fund returned 13.21% compared to 16.92% for our benchmark, the Russell 1000 Index.

We launched the Toreador Large Cap Fund on June 2, 2006, with a simple set of guiding principles:

1.	Buy companies trading below our estimate of their intrinsic value
2.	Avoid investing in management teams that follow value destroying strategies
3.	Invest across major economic sectors in similar proportion to the Russell 1000 Index
4.	Target low portfolio turnover to minimize the negative effects of taxes on long-term returns.

Our belief and experience leads us to believe that over time such an approach leads to a superior and sustainable track record and will enable us to achieve our goal of beating the Russell 1000 index.

The past year has highlighted the volatility risk inherent to equity investments, as the stock market experienced two sharp and distinct corrections. The first began literally as we launched our fund in June, with the Russell 1000 losing approximately 5% by the middle of June 2006. The second correction took place in late February 2007, as China sneezed and world markets quickly caught a case of the 24-hour flu. In both cases, the market traded higher than its pre-correction level within 3 months. Similarly, in both cases, our Fund performance lagged that of the index coming out of each correction trough. After the June 2006 sell off, the Fund underperformed the Russell 1000 index by up to 300 basis points as of mid September 2006, and essentially matched the index’s performance since. For the period ended April 30, 2007 the Fund’s underperformance resulted primarily from underperforming stocks in the technology sector.

We believe our portfolio is well positioned for the year ahead, regardless of the economic climate. Our investment process begins by estimating an intrinsic value for every stock in the Russell 1000 index, and comparing that to its traded price. Companies trading at the greatest discount to their intrinsic value are given a score of 100, those trading at the highest premium to their intrinsic value are given a score of 0, and other companies receive a score in between. Over 90% of our portfolio is invested in stocks that score in the top 70% of this range. In addition, our portfolio is broadly diversified across the major economic sectors with our investment weights in each sector similar to the market capitalization weights of the Russell 1000 Index. Our experience has shown us that over time this approach has led to superior returns.

While we focus on finding firms trading below their intrinsic value, do not confuse our approach with a traditional “value investment” orientation. Traditionally “value” investing looks to identify firms with low price to earnings, or price to book ratios. While many investors have used such approaches successfully, we take a much more comprehensive approach to defining “value”, and instead focus on understanding how much cash a firm can generate from its existing business and its future investments. If the value of those cash flows, in today’s dollars, exceeds a company’s current traded market price then we classify that firm as being undervalued. This focus on intrinsic value results in a very balanced portfolio across both traditional “growth” and “value” stock definitions, as over 1/3 of our portfolio resides in stocks with:

•	price to book ratios greater than 3,
•	price to earnings ratios greater than 16
•	5 year earnings growth greater than 21%

We have purposely constructed our portfolio in this manner, diversifying across economic sectors and traditional growth/value definitions to focus on intrinsic value as the key factor that describes the main characteristics of our portfolio.

Thank you for your investment in our Fund, and we promise to work hard to continue earning your trust.

Past performance is no guarantee of future results. The views expressed are those of the investment advisor as of April 30, 2007, and are not intended as a forecast or investment recommendations.  The index mentioned is not available for investment, however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-888-912-4562.

* Return figures reflect any change in price per share and assume the reinvestment of all distributions.

** The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The Russell 1000 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in this Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

*** The adviser has paid the offering expenses of the Fund, and has contractually agreed to waive its management fee and/or reimburse expenses so that Net Expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes and extraordinary expenses, do not exceed 1.50% of the Fund’s average daily net assets through April 30, 2008. The offering expenses and each fee waiver and expense reimbursement by the adviser are subject to repayment by the Fund within the three fiscal years following the fiscal year in which that particular waiver or expense was incurred, provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation.

The chart above assumes an initial investment of $10,000 made on June 2, 2006 (commencement of Fund operations) and held through April 30, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

The Russell 1000 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index. The Index returns do not include expenses, which have been deducted from the Fund’s return. These performance figures include the change in value of the stocks in the index plus the reinvestment of dividends and are not annualized. Current performance may be lower or higher than the performance data quoted. For more information on the Fund, and to obtain performance data current to the most recent month-end, or to request a prospectus, please call 1-888-912-4562. You should carefully consider the investment objectives, potential risks, management fees, and charges and expenses of the Fund before investing. The Fund’s prospectus contains this and other information about the Fund, and should be read carefully before investing.

The Fund is distributed by Unified Financial Securities, Inc., member NASD.

Fund Holdings – (Unaudited)

1As a percentage of net assets.

2Companies included in the S&P 500 Index, the Russell 1000 Index or with market capitalization greater than $5 billion.

The Fund will invest primarily in stocks of large capitalization companies, which the Fund’s adviser, Toreador Research & Trading LLC, defines as any company included in the S&P 500© Index, or included in the Russell 1000© Index, or with a market capitalization greater than $5 billion.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Summary of Fund’s Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period (November 1, 2006) and held for the entire period (through April 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown are meant to highlight your ongoing costs only and do not reflect any transactional costs such as the redemption fee imposed on short-term redemptions. The second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. If incurred, the short-term redemption fee imposed by the Fund would increase your expenses.

Toreador Large Cap Fund	Beginning Account Value November 1, 2006	Ending Account Value April 30, 2007	Expenses Paid During the Period* November 1, 2006 - April 30, 2007
Actual	$1,000.00	$1,088.59	$7.75
Hypothetical**	$1,000.00	$1,017.37	$7.49

*Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

Toreador Large Cap Fund
Schedule of Investments
April 30, 2007

Common Stocks - 77.12%	Shares	Value

Aircraft Engines & Engine Parts - 1.33%
United Technologies Corp.	1,016	$ 68,204

Beverages - 1.60%
Constellation Brands, Inc. - Class A (a)	3,640	81,572

Biological Products - 1.49%
Amgen, Inc. (a)	1,191	76,391

Canned Fruits, Vegetables, Preserves, Jams & Jellies - 1.50%
Del Monte Foods Co.	6,617	76,757

Cogeneration Services & Small Power Producers - 0.61%
The AES Corp. (a)	1,428	31,402

Computers & Office Equipment - 1.33%
International Business Machines Corp.	665	67,970

Crude Petroleum & Natural Gas - 4.17%
Apache Corp.	733	53,143
Devon Energy Corp.	736	53,632
Newfield Exploration Co. (a)	1,218	53,288
Occidental Petroleum Corp.	1,048	53,134
		213,197

Computer Storage Devices - 1.12%
Seagate Technology	2,593	57,435

Electric Services - 2.39%
FirstEnergy Corp.	741	50,714
Pinnacle West Capital Corp.	1,083	52,298
TXU Corp.	290	19,018
		122,030

Electronic Computers - 1.31%
Dell, Inc. (a)	2,653	66,882

Finance Lessors - 2.93%
American International Group, Inc.	1,030	72,007
CIT Group, Inc.	1,301	77,605
		149,612

Fire, Marine & Casualty Insurance - 4.13%
Chubb Corp.	1,346	72,455
HCC Insurance Holdings, Inc.	2,288	70,150
Philadelphia Consolidated Holding Corp. (a)	1,576	68,398
		211,003

General Industrial Machinery & Equipment - 1.41%
Ingersoll-Rand Co. Ltd. - Class A	1,620	72,333

Hospital & Medical Service Plans - 1.45%
CIGNA Corp.	478	74,372

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
April 30, 2007

Common Stocks - 77.12% - continued	Shares	Value

Household Appliances - 0.85%
Whirlpool Corp.	411	$ 43,578

Industrial Instruments For Measurement, Display & Control - 1.38%
Danaher Corp.	994	70,763

Insurance Agents, Brokers & Service - 1.44%
The Hartford Financial Services Group, Inc.	728	73,674

National Commercial Banks - 2.77%
Bank of America Corp.	1,348	68,613
Citigroup, Inc.	1,363	73,084
		141,697

Personal Credit Institutions - 1.13%
The First Marblehead Corp.	1,588	57,565

Petroleum Refining - 2.31%
Tesoro Corp.	518	62,782
Valero Energy Corp.	789	55,411
		118,193

Pharmaceutical Preparations - 4.20%
Forest Laboratories, Inc. (a)	1,300	69,173
Johnson & Johnson	1,175	75,459
King Pharmaceuticals, Inc. (a)	3,424	70,021
		214,653

Plastic Materials, Synthetic Resins & Nonvulcan Elastomers - 0.68%
The Dow Chemical Co.	780	34,796

Printed Circuit Boards - 1.29%
Jabil Circuit, Inc.	2,833	66,009

Public Building & Related Furniture - 0.75%
Johnson Controls, Inc.	374	38,271

Radio & TV Broadcasting & Communications Equipment - 1.21%
Motorola, Inc.	3,560	61,695

Retail - Auto & Home Supply Stores - 1.32%
AutoZone, Inc. (a)	506	67,318

Retail - Department Stores - 1.24%
Kohl's Corp. (a)	858	63,526

Retail - Lumber & Other Building Materials Dealers - 1.29%
The Home Depot, Inc.	1,744	66,045

Retail - Drug Stores & Proprietary Stores - 1.20%
Walgreen Co.	1,393	61,153

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
April 30, 2007

Common Stocks - 77.12% - continued	Shares	Value

Retail - Grocery Stores - 1.32%
The Kroger Co.	2,292	$ 67,637

Retail - Variety Stores - 2.51%
Costco Wholesale Corp.	1,205	64,552
Target Corp.	1,077	63,941
		128,493

Rolling Drawing & Extruding of Nonferrous Metals - 0.74%
Alcoa, Inc.	1,066	37,832

Rubber & Plastics Footwear - 1.48%
NIKE, Inc. - Class B	1,408	75,835

Search, Detection, Navigation, Guidance, Aeronautical Systems - 1.37%
Northrop Grumman Corp.	951	70,003

Security Brokers, Dealers & Flotation Companies - 2.77%
Lehman Brothers Holdings, Inc.	920	69,258
The Goldman Sachs Group, Inc.	331	72,360
		141,618

Semiconductors & Related Devices - 2.44%
MEMC Electronic Materials, Inc. (a)	1,015	55,703
Texas Instruments, Inc.	2,013	69,187
		124,890

Services - Computer Processing & Data Preparation - 1.23%
Fiserv, Inc. (a)	1,179	62,687

Services - Hospitals - 1.32%
Pediatrix Medical Group, Inc. (a)	1,181	67,376

Services - Medical Laboratories - 1.43%
Laboratory Corporation of America Holdings (a)	929	73,335

Services - Prepackaged Software - 1.25%
Oracle Corp. (a)	3,412	64,146

Services - Racing, Including Track Operation - 1.21%
International Speedway Corp. - Class A	1,255	61,997

Ship & Boat Building & Repairing - 1.41%
General Dynamics Corp.	915	71,828

State Commercial Banks - 1.32%
Capital One Financial Corp.	912	67,725

Steel Works, Blast Furnaces & Rolling Mills (Coke Ovens) - 0.69%
Nucor Corp.	553	35,093

Telephone Communications (No Radiotelephone) - 1.25%
Verizon Communications, Inc.	1,677	64,028

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Schedule of Investments - continued
April 30, 2007

Common Stocks -77.12% - continued	Shares	Value

Women's, Misses' & Junior's Outerwear - 1.55%
Liz Claiborne, Inc.	1,776	$ 79,423

Wholesale - Computers & Peripheral Equipment & Software - 1.24%
Ingram Micro, Inc. - Class A (a)	3,222	63,216

Wholesale - Industrial Machinery & Equipment - 0.76%
Airgas, Inc.	870	38,758

TOTAL COMMON STOCKS (Cost $3,755,263)		3,944,016

Exchange-Traded Funds - 1.52%
iShares Dow Jones U.S. Transportation Index Fund	863	77,955

TOTAL EXCHANGE-TRADED FUNDS (Cost $73,399)		77,955

Money Market Securities - 1.44%
Huntington Money Market Fund - Investment Shares, 4.43% (b)	73,586	73,586

TOTAL MONEY MARKET SECURITIES (Cost $73,586)		73,586

TOTAL INVESTMENTS (Cost $3,902,248) - 80.08%		$ 4,095,557

Other assets less liabilities - 19.92%		1,018,581

TOTAL NET ASSETS - 100.00%		$ 5,114,138

(a) Non-income producing
(b) Variable rate security; the money market rate shown represents the rate at April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Assets and Liabilities
April 30, 2007

Assets
Investments in securities, at market value (cost $3,902,248)	$ 4,095,557
Receivable for investments sold	172,755
Receivable for fund shares sold	1,096,401
Dividends receivable	2,333
Interest receivable	678
Prepaid expenses	9,068
Total assets	5,376,792

Liabilities
Payable for investments purchased	233,235
Payable to Adviser (a)	285
Payable to trustees and officers	1,354
Payable to administrator, fund accountant, and transfer agent	10,295
Payable to custodian	800
Other accrued expenses	16,685
Total liabilities	262,654

Net Assets	$ 5,114,138

Net Assets consist of:
Paid in capital	$ 4,900,299
Accumulated undistributed net realized gain from investment transactions	20,530
Net unrealized appreciation on investments	193,309

Net Assets	$ 5,114,138

Shares outstanding (unlimited number of shares authorized)	451,837
Net Asset Value and offering price per share	$ 11.32

Redemption price per share* ($11.32 * 98%)	$ 11.09

* The Fund charges a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days.

(a) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Operations
For the period ended April 30, 2007 (a)

Investment Income
Dividend income	$ 12,152
Interest income	2,605
Total Investment Income	14,757

Expenses
Investment Adviser fee (b)	10,918
Administration expenses	28,500
Registration expenses	27,065
Transfer agent expenses	17,422
Auditing expenses	14,400
Fund accounting expenses	13,750
Legal expenses	7,639
Pricing expenses	5,143
Custodian expenses	4,839
CCO expenses	4,676
Trustee expenses	4,353
Miscellaneous expenses	1,720
Insurance expenses	592
Printing expenses	303
Total Expenses	141,320
Less: Fees waived and reimbursed by Adviser (b)	(124,763)
Net operating expenses	16,557
Net Investment (Loss)	(1,800)

Realized & Unrealized Gain on Investments
Net realized gain on investment securities	22,461
Change in unrealized appreciation (depreciation) on investment securities	193,309
Net realized and unrealized gain on investment securities	215,770
Net increase in net assets resulting from operations	$ 213,970

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.

(b) See Note 3 in the Notes to the Financial Statements.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Statement of Changes In Net Assets

	Period ended
	April 30, 2007	(a)
Increase in Net Assets due to:
Operations
Net investment (loss)	$ (1,800)
Net realized gain on investment securities	22,461
Change in unrealized appreciation on investment securities	193,309
Net increase in net assets resulting from operations	213,970

Distributions
From net investment income	(131)
Total distributions	(131)

Capital Share Transactions
Proceeds from Fund shares sold	4,906,690
Reinvestment of distributions	131
Amount paid for shares repurchased	(6,522)

Net increase in net assets resulting from capital share transactions	4,900,299

Total Increase in Net Assets	5,114,138

Net Assets
Beginning of period	-

End of period	$ 5,114,138

Accumulated net investment income
included in net assets at end of period	$ -

Capital Share Transactions
Shares sold	452,420
Shares issued in reinvestment of distributions	12
Shares repurchased	(595)

Net increase from capital share transactions	451,837

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund
Financial Highlights
(For a share outstanding during the period)

	Period ended
	April 30, 2007	(a)

Selected Per Share Data:
Net asset value, beginning of period	$ 10.00

Income from investment operations:
Net investment income	0.00
Net realized and unrealized gain on investments	1.32
Total from investment operations	1.32

Less Distributions to shareholders:
From net investment income	0.00	(b)
Total distributions	0.00

Paid in capital from redemption fees	0.00	(c)

Net asset value, end of period	$ 11.32

Total Return (d)	13.21%	(e)

Ratios and Supplemental Data:
Net assets, end of period (000)	$ 5,114
Ratio of expenses to average net assets	1.50%	(f)
Ratio of expenses to average net assets before waiver and reimbursement	12.78%	(f)
Ratio of net investment loss to average net assets	(0.16)%	(f)
Ratio of net investment loss to average net assets before waiver and reimbursement	(11.44)%	(f)
Portfolio turnover rate	122.43%

(a) For the period June 2, 2006 (commencement of Fund operations) through April 30, 2007.

(b) Net investment income distributed amounted to less than $0.005 per share.

(c) Redemption fees resulted in less that $.005 per share.

(d) Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(e) Not annualized.

(f) Annualized.

*See accompanying notes which are an integral part of these financial statements.

Toreador Large Cap Fund

Notes to the Financial Statements

April 30, 2007

NOTE 1. ORGANIZATION

Toreador Large Cap Fund (the “Fund”) was organized as a diversified series of Unified Series Trust (the “Trust”) on December 12, 2005. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund commenced operations on June 2, 2006. The Fund’s investment objective is long-term capital appreciation. The Fund’s investment adviser is Toreador Research & Trading LLC (the “Adviser”).

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuations - Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices more accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the~~-~~counter market are generally valued by the pricing service at the NASDAQ Official Closing Price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser subject to guidelines approved by the Board.

Fixed income securities are valued by a pricing service when the Adviser believes such prices are accurate and reflect the fair market value of such securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser. Short-term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic and political developments in a country or region.

In accordance with the Trust’s good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

Federal Income Taxes – The Fund makes no provision for federal income tax. The Fund intends to qualify each year as a “regulated investment company” under subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized capital gains. If the

Toreador Large Cap Fund

Notes to the Financial Statements

April 30, 2007 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – continued

required amount of net investment income is not distributed, the Fund could incur a tax expense.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income - The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method.

Dividends and Distributions – Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

As of April 30, 2007, net investment loss of $1,931 was reclassified to accumulated net realized gain.

Accounting for Uncertainty in Income Taxes- In June 2006, the Financial Accounting Standards Board (FASB) issued FASB Interpretation No. 48 – Accounting for Uncertainty in Income Taxes that requires the tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that, based on their technical merits, have a more than 50 percent likelihood of being sustained upon examination. FASB Interpretation No. 48 is effective for fiscal periods beginning after December 15, 2006. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not of being sustained. Management of the Fund is currently evaluating the impact that FASB Interpretation No. 48 will have on the Fund’s financial statements.

Fair Value Measurements - In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 “Fair Value Measurements.” This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2007, the Fund does not believe that the adoption of SFAS No. 157 will impact the amounts reported in the financial statements, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain measurements reported on the statement of changes in net assets for a fiscal period.

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average net assets. For

Toreador Large Cap Fund

Notes to the Financial Statements

April 30, 2007 - continued

NOTE 3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

the period June 2, 2006 (commencement of operations) through April 30, 2007, the Adviser earned fees, before the waiver described below, of $10,918 from the Fund.

The Adviser has contractually agreed through April 30, 2008 to waive all or a portion of its management fees and/or reimburse the Fund for certain fees and expenses, but only to the extent necessary to maintain the Fund’s total annual operating expenses, excluding brokerage fees & commissions, borrowing costs (such as interest and dividends on securities sold short), taxes, extraordinary expenses and any indirect expenses (such as expenses incurred by other investment companies in which the fund invests), at 1.50% of average daily net assets. For the period June 2, 2006 (commencement of operations) through April 30, 2007, the Adviser waived management fees and reimbursed Fund expenses totaling $124,763. Each waiver or reimbursement by the Adviser is subject to repayment by the Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred; provided that the Fund is able to make the repayment without exceeding the 1.50% expense limitation. Accordingly, $124,763 is subject to such recoupment from the Fund by the Adviser until April 30, 2010. As of April 30, 2007, the Fund owed $285 to the Adviser.

The Trust retains Unified Fund Services, Inc. (“Unified”) to manage the Fund’s business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment and personnel. For the period June 2, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $28,500 for administrative services provided to the Fund. As of April 30, 2007 the Fund owed Unified $5,000 for administrative services. Certain officers of the Trust are members of management and/or employees of Unified. Unified is a wholly-owned subsidiary of Huntington Bancshares, Inc., the parent company of Huntington National Bank, the custodian of the Fund’s investments (the “Custodian”), and the parent company of the principal distributor of the Fund. For the period June 2, 2006 (commencement of operations) through April 30, 2007, Huntington National Bank earned fees of $4,839 for custody services provided to the Fund. As of April 30, 2007, the Fund owed the Custodian $800.

The Trust retains Unified to act as the Fund’s transfer agent and to provide fund accounting services. For the period June 2, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $11,812 from the Fund for transfer agent services provided to the Fund and $5,610 in reimbursement for out-of-pocket expenses incurred in providing transfer agent services to the Fund. For the period June 2, 2006 (commencement of operations) through April 30, 2007, Unified earned fees of $13,750 from the Fund for fund accounting services provided to the Fund. As of April 30, 2007 the Fund owed Unified $1,875 for transfer agent services, $920 in reimbursement of out-of-pocket expenses and $2,500 for fund accounting services.

Unified Financial Securities, Inc. (the “Distributor”) acts as the principal distributor of the Fund. There were no payments made to the Distributor by the Fund for the period June 2, 2006 (commencement of operations) through April 30, 2007. The Distributor, Unified and the Custodian are controlled by Huntington Bancshares, Inc.

The Fund has adopted a plan under Rule 12b-1 pursuant to which the Fund is authorized to pay a fee of 0.25% to the Adviser or any broker-dealer or financial institution that assists the Fund in the sale and distribution of its shares or that provides shareholder servicing. The Plan has not yet been activated, although it may be activated at any time in the future. Once the Plan is activated, the Fund will pay annual 12b-1 expenses of 0.25%.

Toreador Large Cap Fund

Notes to the Financial Statements

April 30, 2007 - continued

NOTE 4. INVESTMENTS

For the period ended April 30, 2007, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were as follows:

As of April 30, 2007 the net unrealized appreciation of investments for tax purposes was as follows:

At April 30, 2007, the aggregate cost of securities for federal income tax purposes was $3,903,253.

NOTE 5. ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 6. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of April 30, 2007, Paul Blinn owned 11.64% of the Fund and Applied Finance Group, LTD. (“AFG”), for the benefit of its customers, owned 7.51% of the Fund. Paul Blinn is a portfolio manager of the Fund and a part owner of the Adviser. AFG is owned by a co-owner of the Adviser, who is also a portfolio manager of the Fund. Therefore, both are affiliates of the Fund. Also as of April 30, 2007, LPL Financial owned, for the benefit of its customers, 54.82% of the Fund. As a result, LPL Financial may be deemed to control the Fund.

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS

On December 28, 2006, the Fund paid an income distribution of $0.0013 per share to shareholders of record on December 27, 2006.

Toreador Large Cap Fund

Notes to the Financial Statements

April 30, 2007 - continued

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS – continued

The tax characterization of distributions for the fiscal period ended April 30, 2007 was as follows:

As of April 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

As of April 30, 2007, the difference between book basis and tax basis unrealized appreciation is attributable to the tax deferral of losses on wash sales in the amount of $1,005.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To The Shareholders and Board of Trustees

Toreador Large Cap Fund

(Unified Series Trust)

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Toreador Large Cap Fund (the “Fund”), a series of the Unified Series Trust, as of April 30, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period June 2, 2006 (commencement of operations) through April 30, 2007. These financial statements and financial highlights are the responsibility of Fund management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2007 by correspondence with the Fund’s custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Toreador Large Cap Fund as of April 30, 2007 and the results of its operations, changes in its net assets, and the financial highlights for the period then ended, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Westlake, Ohio

June 19, 2007

TRUSTEES AND OFFICERS - (Unaudited)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Gary E. Hippenstiel (Age 59) Independent Trustee, December 2002 to present

Director, Vice President and Chief Investment Officer of Legacy Trust Company, N.A. since 1992; Chairman of the investment committee for W.H. Donner Foundation and Donner Canadian Foundation, since June 2005; Trustee of AmeriPrime Advisors Trust from July 2002 to September 2005; Trustee of Access Variable Insurance Trust from April 2003 to August 2005; Trustee of AmeriPrime Funds from 1995 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Stephen A. Little (Age 61) Chairman, December 2004 to present; Independent Trustee, December 2002 to present

President and founder of The Rose, Inc., a registered investment advisor, since April 1993; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Daniel J. Condon (Age 56) Independent Trustee, December 2002 to present

President of International Crankshaft Inc., an automotive equipment manufacturing company, since 2004, Vice President and General Manager from 1990 to 2003; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of The Unified Funds from 1994 to 2002; Trustee of Firstar Select Funds, a REIT mutual fund, from 1997 to 2000; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Ronald C. Tritschler (Age 55) Trustee, December 2002 to present

Chief Executive Officer, Director and Legal Counsel of The Webb Companies, a national real estate company, since 2001, Executive Vice President and Director from 1990 to 2000; Director of First State Financial since 1998; Director, Vice President and Legal Counsel of The Traxx Companies, an owner and operator of convenience stores, since 1989; Trustee of AmeriPrime Advisors Trust from November 2002 to September 2005; Trustee of AmeriPrime Funds from December 2002 to July 2005; Trustee of CCMI Funds from June 2003 to March 2005.

Principal Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Anthony J. Ghoston (Age 48) President, July 2004 to present

President of Unified Fund Services, Inc., the Trust’s administrator, since June 2005, Executive Vice President from June 2004 to June 2005, Senior Vice President from April 2003 to June 2004; Senior Vice President and Chief Information Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 1997 to November 2004; President of AmeriPrime Advisors Trust from July 2004 to September 2005; President of AmeriPrime Funds from July 2004 to July 2005; President of CCMI Funds from July 2004 to March 2005.

J. Michael Landis (Age 36) Interim Chief Financial Officer and Treasurer, March 2007 to present

Vice President Fund Accounting and Fund Administration for Unified Fund Services, since October, 2006; Director of Fund Accounting and Fund Administration for PFPC July 2006 - October 2006; Manager Fund Accounting for Unified Fund Services November 2004 – July 2006; Manager Fund Accounting for Mellon Financial Corporation November 1998 – November 2004.

Lynn E. Wood (Age 60) Chief Compliance Officer, October 2004 to present

Chief Compliance Officer of AmeriPrime Advisors Trust from October 2004 to September 2005; Chief Compliance Officer of AmeriPrime Funds from October 2004 to July 2005; Chief Compliance Officer of CCMI Funds from October 2004 to March 2005; Chief Compliance Officer of Unified Financial Securities, Inc., the Trust’s distributor, from December 2004 to October 2005 and from 1997 to 2000, Chairman from 1997 to December 2004, President from 1997 to 2000; Director of Compliance of Unified Fund Services, Inc., the Trust’s administrator, from October 2003 to September 2004; Chief Compliance Officer of Unified Financial Services, Inc., the parent company of the Trust’s administrator and distributor, from 2000 to 2004.

Heather Bonds (Age 31) Secretary, July 2005 to present; Assistant Secretary, September 2004 to June 2005

Employed by Unified Fund Services, Inc., the Trust’s administrator, since January 2004 and from December 1999 to January 2002; Student at Indiana University School of Law – Indianapolis, J.D. Candidate in December 2007; Assistant Secretary of Dean Family of Funds since August 2004; Regional Administrative Assistant of The Standard Register Company from February 2003 to January 2004; Full time student at Indiana University from January 2002 to June 2002; Secretary of AmeriPrime Advisors Trust from July 2005 to September 2005, Assistant Secretary from September 2004 to June 2005; Assistant Secretary of AmeriPrime Funds from September 2004 to July 2005; Assistant Secretary of CCMI Funds from September 2004 to March 2005.

* The address for each of the trustees and officers is 431 N. Pennsylvania St., Indianapolis, IN 46204.

** The Trust currently consists of 39 series.

OTHER INFORMATION

The Fund’s Statement of Additional Information (“SAI”) includes information about the trustees and is available, without charge, upon request. You may call toll-free (800) 343-5902 to request a copy of the SAI or to make shareholder inquiries.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request (1) by calling the Fund at (800) 343-5902 or (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

TRUSTEES

Stephen A. Little

Gary E. Hippenstiel

Daniel J. Condon

Ronald C. Tritschler

Timothy Ashburn

OFFICERS

Anthony J. Ghoston, President

J. Michael Landis, Treasurer

Lynn E. Wood, Chief Compliance Officer

Heather Bonds, Secretary

INVESTMENT ADVISER

Toreador Research & Trading LLC

255 West Fallbrook, Suite 204

Fresno, CA 93711

DISTRIBUTOR

Unified Financial Securities, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

800 Westpoint Pkwy., Suite 1100

Westlake, OH 44145

LEGAL COUNSEL

Thompson Coburn LLP

One U.S. Bank Plaza

St. Louis, MO 63101

LEGAL COUNSEL TO THE INDEPENDENT TRUSTEES

Thompson Hine LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

CUSTODIAN

Huntington National Bank

41 South High St.

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT

AND FUND ACCOUNTANT

Unified Fund Services, Inc.

431 N. Pennsylvania Street

Indianapolis, IN 46204

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus, which contains information about each Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, Inc.

Member NASD/SIPC

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)         Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant’s board of trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered a possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Toreador Large Cap Fund

FY 2007	$ 12,500
FY 2006	N/A

(b)	Audit-Related Fees

Toreador Large Cap Fund	Registrant	Adviser
FY 2007	$ 0	$ 0
FY 2006	N/A	N/A

Nature of the fees:

(c)	Tax Fees

Toreador Large Cap Fund

FY 2007	$ 1,950
FY 2006	N/A

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

Toreador Large Cap Fund
	Registrant	Adviser
FY 2007	$ 0
FY 2006	N/A

Nature of the fees:

(e)	(1)	Audit Committee’s Pre-Approval Policies

The Audit Committee Charter requires the Audit Committee to be responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) pre-approve all audit services and, when appropriate, any non-audit services provided by the independent auditors to the Trust, (iv) pre-approve, when appropriate, any non-audit services provided by the independent auditors to the Trust's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser and that provides ongoing services to the Trust if the engagement relates directly to the operations and financial reporting of the Trust, and (v) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Audit Committee

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)         During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2007	$ 0	$0
FY 2006	N/A	N/A

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of July 9, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the
Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Unified Series Trust

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	7/5/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	*/s/ Anthony Ghoston
Anthony Ghoston, President

Date:	7/5/2007

By	*/s/ J. Michael Landis
J. Michael Landis, Treasurer

Date:	7/6/2007